CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
OPERATING REVENUES
Casino	$ 3,076,823	$ 2,786,170
Rooms	195,951	138,591
Food and beverage	129,611	89,213
Entertainment, retail and others	145,118	76,063
Gross revenues	3,547,503	3,090,037
Less: promotional allowances	(220,985)	(173,267)
Net revenues	3,326,518	2,916,770
OPERATING COSTS AND EXPENSES
Casino	(2,154,024)	(1,962,154)
Rooms	(24,958)	(15,341)
Food and beverage	(47,569)	(24,024)
Entertainment, retail and others	(82,491)	(51,528)
General and administrative	(326,081)	(273,733)
Payments to the Philippine Parties	(24,475)	(11,994)
Pre-opening costs	(2,212)	(115,671)
Development costs	(7)	(57)
Amortization of gaming subconcession	(42,928)	(42,928)
Amortization of land use rights	(17,112)	(48,353)
Depreciation and amortization	(354,704)	(249,400)
Property charges and others	(2,809)	(5,339)
Total operating costs and expenses	(3,079,370)	(2,800,522)
OPERATING INCOME	247,148	116,248
NON-OPERATING INCOME (EXPENSES)
Interest income	4,213	10,771
Interest expenses, net of capitalized interest	(167,397)	(74,214)
Amortization of deferred financing costs	(36,728)	(26,875)
Loan commitment and other finance fees	(5,724)	(4,964)
Foreign exchange gain (loss), net	10,275	(3,537)
Other income, net	2,636	1,582
Loss on extinguishment of debt		(481)
Costs associated with debt modification		(592)
Total non-operating expenses, net	(192,725)	(98,310)
INCOME BEFORE INCOME TAX	54,423	17,938
INCOME TAX EXPENSE (Note 9)	(4,016)	(765)
NET INCOME	50,407	17,173
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	82,223	100,913
NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$ 132,630	$ 118,086
NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE:
Basic	$ 0.086	$ 0.073
Diluted	$ 0.086	$ 0.073
WEIGHTED AVERAGE SHARES USED IN NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE CALCULATION:
Basic	1,534,527,893	1,617,033,893
Diluted	1,542,641,243	1,627,249,911
DIVIDENDS DECLARED PER SHARE	$ 0.2282	$ 0.0328